Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended						108 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2013
Restructuring charges(a):
Employee terminations	$ 805	[1]	$ 953	[1]	$ 1,741	[1]
Asset impairments	165	[1]	325	[1]	255	[1]
Exit costs	68	[1]	150	[1]	122	[1]
Restructuring charges	1,038	[1]	1,428	[1]	2,118	[1]	16,300
Transaction costs(b)	0	[2]	1	[2]	30	[2]
Integration costs(c)	144	[3]	381	[3]	693	[3]
Restructuring charges and certain acquisition-related costs	1,182	[3]	1,810	[3]	2,841	[3]
Additional depreciation––asset restructuring recorded in our consolidated statements of income as follows(d):
Additional depreciation - asset restructuring	291	[4]	573	[4]	1,228	[4]
Implementation costs recorded in our consolidated statements of income as follows(e):
Implementation costs	231	[5]	392	[5]	346	[5]
Total costs associated with acquisitions and cost-reduction/productivity initiatives	1,704		2,775		4,415
Cost of Sales [Member]
Additional depreciation––asset restructuring recorded in our consolidated statements of income as follows(d):
Additional depreciation - asset restructuring	178	[4]	257	[4]	550	[4]
Implementation costs recorded in our consolidated statements of income as follows(e):
Implementation costs	53	[5]	31	[5]	250	[5]
Selling, General and Administrative Expenses [Member]
Additional depreciation––asset restructuring recorded in our consolidated statements of income as follows(d):
Additional depreciation - asset restructuring	19	[4]	20	[4]	72	[4]
Implementation costs recorded in our consolidated statements of income as follows(e):
Implementation costs	145	[5]	130	[5]	25	[5]
Research and Development Expenses [Member]
Additional depreciation––asset restructuring recorded in our consolidated statements of income as follows(d):
Additional depreciation - asset restructuring	94	[4]	296	[4]	606	[4]
Implementation costs recorded in our consolidated statements of income as follows(e):
Implementation costs	$ 33	[5]	$ 231	[5]	$ 71	[5]

[1]	From the beginning of our cost-reduction/productivity initiatives in 2005 through December 31, 2013, Employee terminations represent the expected reduction of the workforce by approximately 65,100 employees, mainly in manufacturing, sales and research, of which approximately 56,500 employees have been terminated as of December 31, 2013. In 2013, substantially all employee termination costs represent additional costs with respect to approximately 2,900 employees.The restructuring charges in 2013 are associated with the following:•Primary Care operating segment ($255 million), Specialty Care and Oncology operating segment ($138 million), Established Products and Emerging Markets operating segment ($98 million), Consumer Healthcare operating segment ($5 million), research and development operations ($13 million), manufacturing operations ($356 million) and Corporate ($173 million).The restructuring charges in 2012 are associated with the following:•Primary Care operating segment ($295 million), Specialty Care and Oncology operating segment ($174 million), Established Products and Emerging Markets operating segment ($125 million), Consumer Healthcare operating segment ($46 million), research and development operations ($6 million income), manufacturing operations ($281 million) and Corporate ($513 million).The restructuring charges in 2011 are associated with the following:•Primary Care operating segment ($593 million), Specialty Care and Oncology operating segment ($220 million), Established Products and Emerging Markets operating segment ($110 million), Consumer Healthcare operating segment ($8 million), research and development operations ($490 million), manufacturing operations ($277 million) and Corporate ($420 million).
[2]	Transaction costs represent external costs directly related to acquired businesses and primarily include expenditures for banking, legal, accounting and other similar services.
[3]	Integration costs represent external, incremental costs directly related to integrating acquired businesses, and primarily include expenditures for consulting and the integration of systems and processes.
[4]	Additional depreciation––asset restructuring represents the impact of changes in the estimated useful lives of assets involved in restructuring actions.
[5]	Implementation costs represent external, incremental costs directly related to implementing our non-acquisition-related cost-reduction/productivity initiatives.The following table provides the components of and changes in our restructuring accruals:(MILLIONS OF DOLLARS) EmployeeTerminationCosts AssetImpairmentCharges Exit Costs AccrualBalance, January 1, 2012 $2,429 $— $92 $2,521Provision 953 325 150 1,428Utilization and other(a) (1,648) (325) (90) (2,063)Balance, December 31, 2012(b) 1,734 — 152 1,886Provision 805 165 68 1,038Utilization and other(a) (854) (165) (126) (1,145)Balance, December 31, 2013(c) $1,685 $— $94 $1,779